Property and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total	$ 56,379,907	$ 50,840,884
Accumulated depreciation	(23,994,047)	(16,750,788)	$ (13,050,220)
Property and equipment, net	32,385,860	34,090,096
Depreciation expense	5,350,256	5,093,038	4,947,575
Accumulated amortization expense related to the corporate aircraft capital lease	23,994,047	16,750,788
Corporate aircraft (Note 12) [Member]
Property, Plant and Equipment [Line Items]
Total	39,382,367	37,095,612
Amortization expense related to the corporate aircraft capital lease	2,613,008	2,713,085	2,461,283
Accumulated amortization expense related to the corporate aircraft capital lease	11,375,747	8,175,540	$ 6,104,441
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	5,210,349	4,748,877
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	$ 11,787,191	$ 8,996,395